Annual Total Returns [BarChart] - Great-West Aggressive Profile Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(4.44%)
2012	16.64%
2013	29.07%
2014	8.34%
2015	(0.64%)
2016	11.04%
2017	20.62%
2018	(10.41%)
2019	26.10%
2020	11.99%